Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	3,000,000	3,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common stock shares outstanding	11,062,500	11,062,500
Common stock shares issued	11,062,500	11,062,500